Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
TIMING OF CERTAIN EQUITY AWARDS
In 2024, we did not grant any stock options, stock appreciation rights or similar option-like awards, and we do not currently plan to grant stock options, stock appreciation rights or similar option-like awards to any director, executive or associate. Accordingly, we do not have a policy or practice regarding the timing or the determination of the terms of a grant of options, stock appreciation rights or similar option-like awards in relation to the disclosure of material non-public information. We do not schedule our equity grants in anticipation of the release of material non-public information, nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Accordingly, we do not have a policy or practice regarding the timing or the determination of the terms of a grant of options, stock appreciation rights or similar option-like awards in relation to the disclosure of material non-public information. We do not schedule our equity grants in anticipation of the release of material non-public information, nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false